CONSOLIDATED BALANCE SHEETS In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 624,494	¥ 51,833,000	¥ 62,290,000
Time deposits	189,386	15,719,000	8,383,000
Short-term investments	404,277	33,555,000	33,639,000
Trade receivables- Notes	23,060	1,914,000	2,214,000
- Accounts	563,675	46,785,000	43,680,000
Less- Allowance for doubtful receivables	(11,265)	(935,000)	(1,010,000)
Inventories	1,332,470	110,595,000	88,811,000
Deferred income taxes	72,759	6,039,000	6,434,000
Prepaid expenses and other current assets	120,361	9,990,000	9,356,000
Total current assets	3,319,217	275,495,000	253,797,000
PROPERTY, PLANT AND EQUIPMENT, AT COST:
Land	241,747	20,065,000	19,050,000
Building and improvements	869,892	72,201,000	70,668,000
Machinery and equipment	881,867	73,195,000	74,652,000
Construction in progress	16,494	1,369,000	2,257,000
Sub total	2,010,000	166,830,000	166,627,000
Less- Accumulated depreciation and amortization	(1,142,072)	(94,792,000)	(93,427,000)
Total net property, plant and equipment	867,928	72,038,000	73,200,000
INVESTMENT AND OTHER ASSETS:
Investments	205,651	17,069,000	15,166,000
Goodwill	8,687	721,000	721,000
Other intangible assets, net	55,361	4,595,000	4,664,000
Deferred income taxes	16,904	1,403,000	1,611,000
Other assets	14,288	1,186,000	680,000
Total investments and other assets	300,891	24,974,000	22,842,000
Total assets	4,488,036	372,507,000	349,839,000
CURRENT LIABILITIES:
Short-term borrowings	10,458	868,000	385,000
Trade notes and accounts payable	309,530	25,691,000	18,359,000
Other payables	52,843	4,386,000	5,089,000
Accrued expenses	73,795	6,125,000	4,694,000
Accrued payroll	90,880	7,543,000	6,835,000
Income taxes payable	52,012	4,317,000	1,722,000
Deferred income taxes	1,349	112,000	40,000
Other liabilities	86,543	7,183,000	5,337,000
Total current liabilities	677,410	56,225,000	42,461,000
LONG-TERM LIABILITIES:
Long-term indebtedness	229	19,000	544,000
Accrued retirement and termination benefits	37,687	3,128,000	3,778,000
Deferred income taxes	8,988	746,000	677,000
Other liabilities	32,662	2,711,000	2,706,000
Total long-term liabilities	79,566	6,604,000	7,705,000
Total liabilities	756,976	62,829,000	50,166,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 15)
MAKITA CORPORATION SHAREHOLDERS' EQUITY:
Common stock, authorized - 496,000,000 shares Issued and outstanding- 140,008,760 and 137,760,402 shares, respectively in 2010 Issued and outstanding- 140,008,760 and 137,757,699 shares, respectively in 2011	286,807	23,805,000	23,805,000
Additional paid-in capital	547,229	45,420,000	45,420,000
Legal reserve	68,301	5,669,000	5,669,000
Retained earnings	3,536,530	293,532,000	270,790,000
Accumulated other comprehensive loss	(660,530)	(54,824,000)	(42,032,000)
Treasury stock, at cost - 2,248,358 shares in 2010 - 2,251,061 shares in 2011	(77,747)	(6,453,000)	(6,445,000)
Total Makita Corporation shareholders' equity	3,700,590	307,149,000	297,207,000
NONCONTROLLING INTEREST	30,470	2,529,000	2,466,000
Total equity	3,731,060	309,678,000	299,673,000
Total liabilities and equity	$ 4,488,036	¥ 372,507,000	¥ 349,839,000